UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     February 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $306,579 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         COM              165167107    47595  1500000 SH       SOLE                  1500000        0        0
GATEWAY INC                    COM              367626108    26179 10430000 SH       SOLE                 10430000        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106    50587  5325000 SH       SOLE                  5325000        0        0
MAXXAM INC                     COM              577913106    24465   698000 SH       SOLE                   698000        0        0
MICROSOFT CORP                 COM              594918104     7668  1700000 SH  CALL SOLE                        0        0        0
OVERSTOCK COM INC DEL          COM              690370101    45040  1600000 SH       SOLE                  1600000        0        0
PFIZER INC                     COM              717081103    30316  1300000 SH       SOLE                  1300000        0        0
QUIPP INC                      COM              748802105     1254   123112 SH       SOLE                   123112        0        0
RENT A CTR INC NEW             COM              76009N100    36777  1950000 SH       SOLE                  1950000        0        0
WAL MART STORES INC            COM              931142103     3938   350000 SH  CALL SOLE                        0        0        0
WAL MART STORES INC            COM              931142103    32760   700000 SH       SOLE                   700000        0        0